FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$6,343	$--	$--	$6,343
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$10,964,006	$--	$--	$10,964,006

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities (as restated - see note 2)	$10,964,006	$--	$--	$10,964,006

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities (as restated - see note 2)	$10,997,560	$--	$--	$10,997,560

Schedule of Warrants and Conversion Options , Valuation Assumptions [Table Text Block]
Dividend Yield	0.00%
Volatility	81.98% to 85.43%
Risk-free Interest Rate	0.10% -1.71%
Term	1.07 – 3.5 years

Dividend Yield	0.00%
Volatility	85.99% to 95.63%
Risk-free Interest Rate	0.25% - 0.72%
Term	1.6 – 4.3 years

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance - Beginning of period	$10,964,006
Aggregate fair value of derivative instruments issued	3,053,272
Transfers out due to the expiration and modification of derivative aspect of financial instrument	(6,384,814)
Change in fair value of derivative liabilities	(7,626,121)

Balance - End of period	$6,343

Balance - Beginning of period	$10,997,561
Aggregate fair value of derivative instruments issued	1,634,527

Change in fair value of derivative liabilities	(1,668,082)

Balance - End of period	$10,964,006